Quarterly Financial Information	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

NOTE 21 — QUARTERLY FINANCIAL INFORMATION (unaudited)

The following is a summary of the unaudited quarterly results of operations. Holdings believes that all adjustments considered necessary for a fair presentation in accordance with generally accepted accounting principles have been included (in millions).

	Quarter Ended March 31, 2014	Quarter Ended June 30, 2014	Quarter Ended September 30, 2014	Quarter Ended December 31, 2014
Net sales	$251.6	$251.5	$251.3	$255.4
Gross profit	32.7	39.5	32.2	34.2
Net (loss) income	(12.5)	(25.6)	2.6	(0.7)

	Quarter Ended March 31, 2013	Quarter Ended June 30, 2013	Quarter Ended September 30, 2013	Quarter Ended December 31, 2013
Net sales	$245.8	$252.4	$252.1	$245.6
Gross profit	38.7	40.8	40.1	39.1
Net income (loss)	(5.1)	1.7	(1.8)	(7.0)

Holdings’ quarterly results were affected by the gains and (losses) described in Notes 2, 7 and 13. Below is a summary of the gains and (losses). None of these gains and (losses) affected net sales or gross profit. The amounts below are after-tax amounts (in millions):

		Quarter Ended March 31, 2014	Quarter Ended June 30, 2014	Quarter Ended September 30, 2014	Quarter Ended December 31, 2014
Note 2	Restructuring costs	$(2.6)	$(2.6)	$(3.6)	$(1.7)
Note 7	Trademark impairment loss	—	(23.5)	—	—

		Quarter Ended March 31, 2013	Quarter Ended June 30, 2013	Quarter Ended September 30, 2013	Quarter Ended December 31, 2013
Note 2	Restructuring costs	$(0.2)	$(1.1)	$(0.5)	$(2.9)
Note 7	Trademark impairment loss	—	—	—	(1.2)
Note 13	Patent litigation costs	—	—	—	(1.4)
Note 13	Antitrust litigation costs	—	—	(0.1)	—